Earnings per share (Tables)	3 Months Ended
Mar. 31, 2022
Earnings per share [abstract]
Earnings per share

	three months ended
	March 31, 2022	March 31, 2021
	£	£
Basic and Diluted loss for the period	(15,492,000)	(5,469,000)

	three months ended
	March 31, 2022	March 31, 2021
	Number	Number
Weighted average number of ordinary shares	49,949,280	30,932,700

	three months ended
	March 31, 2022	March 31, 2021
	£	£
Basic and diluted earnings per share (pence per share)	(0.31)	(0.18)